                                   SUPPLEMENT
                          DATED AUGUST 29, 2008 TO THE
       CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS DATED MARCH 1, 2008
                FOR THE HARTFORD MUTUAL FUNDS (THE "PROSPECTUS")

The above referenced Prospectus is revised as follows:

I. MANAGEMENT FEE REDUCTIONS, FEE WAIVERS AND EXPENSE CAPS

At a meeting held on August 5-6, 2008, the Boards of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (the "Companies") approved the continuation of the investment management agreements between the Companies and Hartford Investment Financial Services, LLC ("HIFSCO"), the funds' investment manager, and the sub-advisory agreements between HIFSCO and the Companies' sub-advisers. In connection with this approval, HIFSCO agreed to: (i) permanently reduce the contractual management fee and add additional management fee breakpoints for certain funds; (ii) remove the voluntary management fee waiver for the Hartford Equity Income Fund; and (iii) revise the contractual fee waiver for certain funds. A summary of the changes scheduled to take effect on November 1, 2008 is presented below:

HIFSCO agreed to add additional management fee breakpoints at $5 billion and $10 billion to certain funds as follows:

THE HARTFORD ADVISERS FUND, THE HARTFORD BALANCED INCOME FUND, THE HARTFORD CAPITAL APPRECIATION FUND, THE HARTFORD CAPITAL APPRECIATION II FUND, THE HARTFORD DISCIPLINED EQUITY FUND, THE HARTFORD DIVIDEND AND GROWTH FUND, THE HARTFORD EQUITY INCOME FUND, THE HARTFORD FUNDAMENTAL GROWTH FUND, THE HARTFORD GLOBAL COMMUNICATIONS FUND, THE HARTFORD GLOBAL EQUITY FUND, THE HARTFORD GLOBAL FINANCIAL SERVICES FUND, THE HARTFORD GLOBAL GROWTH FUND, THE HARTFORD GLOBAL HEALTH FUND, THE HARTFORD GLOBAL TECHNOLOGY FUND, THE HARTFORD GROWTH FUND, THE HARTFORD GROWTH OPPORTUNITIES FUND, THE HARTFORD INTERNATIONAL GROWTH FUND, THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND, THE HARTFORD INTERNATIONAL SMALL COMPANY FUND, THE HARTFORD MIDCAP FUND, THE HARTFORD MIDCAP VALUE FUND, THE HARTFORD SELECT SMALLCAP VALUE FUND, THE HARTFORD STOCK FUND, THE HARTFORD VALUE FUND, THE HARTFORD VALUE OPPORTUNITIES FUND

HIFSCO has agreed to implement permanent breakpoints to each fund's fee schedule to reduce management fees by 0.0025% at $5 billion and an additional 0.0025% at $10 billion.

THE HARTFORD LARGECAP GROWTH FUND, THE HARTFORD MIDCAP GROWTH FUND, THE HARTFORD SELECT MIDCAP VALUE FUND, THE HARTFORD SMALL COMPANY FUND, THE HARTFORD SMALLCAP GROWTH FUND, THE HARTFORD EQUITY GROWTH ALLOCATION FUND, THE HARTFORD GROWTH ALLOCATION FUND, THE HARTFORD BALANCED ALLOCATION FUND, THE HARTFORD CONSERVATIVE ALLOCATION FUND, THE HARTFORD INCOME ALLOCATION FUND

HIFSCO has agreed to implement permanent breakpoints to each fund's fee schedule to reduce management fees by 0.02% at $5 billion and an additional 0.01% at $10 billion.

THE HARTFORD DISCIPLINED EQUITY FUND

In addition to the new breakpoints described above, HIFSCO has agreed to permanently reduce its contractual management fee by 0.05% at the first breakpoint and by 0.025% at all other breakpoints, resulting in a new fee schedule of:

First $500 million    0.750%
Next $500 million     0.675%
Next $4 billion       0.625%
Next $5 billion      0.6225%
Over $10 billion     0.6200%

In addition, HIFSCO has agreed to revise its contractual fee waiver by 0.05%. HIFSCO will reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses at 1.35% for Class A, 2.10% for Class B and 2.10% for Class C.

THE HARTFORD EQUITY INCOME FUND

HIFSCO has eliminated its 0.05% contractual management fee waiver.

THE HARTFORD MIDCAP VALUE FUND

In addition to the new breakpoints described above, HIFSCO has agreed to permanently reduce its contractual management fee by 0.05% at the first breakpoint and by 0.025% at all other breakpoints, resulting in a new fee schedule of:

First $500 million    0.800%
Next $500 million     0.725%
Next $4 billion       0.675%
Next $5 billion      0.6725%
Over $10 billion     0.6700%

In addition, HIFSCO has agreed to revise its contractual fee waiver by 0.05%. HIFSCO will reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses at 1.35% for Class A, 2.10% for Class B and 2.10% for Class C.

THE HARTFORD SHORT DURATION FUND

HIFSCO has agreed to permanently reduce its contractual management fee by 0.05% at all breakpoints, resulting in a new fee schedule of:

First $500 million    0.450%
Next $4.5 billion     0.400%
Next $5 billion       0.380%
Over $10 billion      0.370%

THE HARTFORD TAX-FREE CALIFORNIA FUND

HIFSCO has agreed to permanently reduce its contractual management fee by 0.05% at all breakpoints, resulting in a new fee schedule of:

First $500 million    0.500%
Next $4.5 billion     0.450%
Next $5 billion       0.430%
Over $10 billion      0.420%

THE HARTFORD TAX-FREE MINNESOTA FUND

HIFSCO has agreed to permanently reduce its contractual management fee by 0.05% at all breakpoints, resulting in a new fee schedule of:

First $500 million    0.500%
Next $4.5 billion     0.450%
Next $5 billion       0.430%
Over $10 billion      0.420%

THE HARTFORD TAX-FREE NATIONAL FUND

HIFSCO has agreed to permanently reduce its contractual management fee by 0.05% at all breakpoints, resulting in a new fee schedule of:

First $500 million    0.500%
Next $4.5 billion     0.450%
Next $5 billion       0.430%
Over $10 billion      0.420%

THE HARTFORD TAX-FREE NEW YORK FUND

HIFSCO has agreed to permanently reduce its contractual management fee by 0.05% at all breakpoints, resulting in a new fee schedule of:

First $500 million    0.500%
Next $4.5 billion     0.450%
Next $5 billion       0.430%
Over $10 billion      0.420%

THE HARTFORD VALUE OPPORTUNITIES FUND

In addition to the new breakpoints described above, HIFSCO has agreed to permanently reduce its contractual management fee by 0.10% at the first breakpoint and by 0.05% at the second breakpoint, resulting in a new fee schedule of:

First $100 million    0.800%
Next $150 million     0.750%
Next $4.75 billion    0.700%
Next $5 billion      0.6975%
Over $10 billion      0.695%

In addition, HIFSCO has agreed to revise its contractual fee waiver by 0.05%. HIFSCO will reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses at 1.35% for Class A, 2.10% for Class B and 2.10% for Class C.

II. REVISION TO LIMITATION ON INVESTMENTS IN FOREIGN SECURITIES

THE HARTFORD GROWTH OPPORTUNITIES FUND

Effective October 1, 2008, the fund's investment limitation of investing no more than 20% of its assets in foreign securities will be revised to allow investments of up to 25% of assets in foreign securities.

THE HARTFORD VALUE OPPORTUNITIES FUND

Effective October 1, 2008, the fund's investment limitation of investing no more than 20% of its assets in foreign securities will be revised to allow investments of up to 25% of assets in foreign securities.

III. PORTFOLIO MANAGER CHANGE

THE HARTFORD HIGH YIELD FUND

Effective October 1, 2008, Nasri Toutoungi will no longer serve as portfolio manager of the fund. The fund will continue to be managed by Mark Niland and James Serhant.

IV. REVISION TO PRINCIPAL INVESTMENT STRATEGY

THE HARTFORD MONEY MARKET FUND

Effective immediately, under the sub-heading entitled "Principal Investment Strategy" the following disclosure is added at the end of the first paragraph:

The fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will not acquire any security with a remaining maturity of more than 397 days

  THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE

                                   SUPPLEMENT
                          DATED AUGUST 29, 2008 TO THE
                  CLASS I SHARES PROSPECTUS DATED MARCH 1, 2008
                FOR THE HARTFORD MUTUAL FUNDS (THE "PROSPECTUS")

The above referenced Prospectus is revised as follows:

I. MANAGEMENT FEE REDUCTIONS, FEE WAIVERS AND EXPENSE CAPS

At a meeting held on August 5-6, 2008, the Boards of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (the "Companies") approved the continuation of the investment management agreements between the Companies and Hartford Investment Financial Services, LLC ("HIFSCO"), the funds' investment manager, and the sub-advisory agreements between HIFSCO and the Companies' sub-advisers. In connection with this approval, HIFSCO agreed to: (i) permanently reduce the contractual management fee and add additional management fee breakpoints for certain funds; (ii) remove the voluntary management fee waiver for the Hartford Equity Income Fund; and (iii) revise the contractual fee waiver for certain funds. A summary of the changes scheduled to take effect on November 1, 2008 is presented below:

HIFSCO agreed to add additional management fee breakpoints at $5 billion and $10 billion to certain funds as follows:

THE HARTFORD CAPITAL APPRECIATION FUND, THE HARTFORD CAPITAL APPRECIATION II FUND, THE HARTFORD DIVIDEND AND GROWTH FUND, THE HARTFORD EQUITY INCOME FUND, THE HARTFORD GLOBAL EQUITY FUND, THE HARTFORD GLOBAL HEALTH FUND, THE HARTFORD GROWTH FUND, THE HARTFORD GROWTH OPPORTUNITIES FUND, THE HARTFORD INTERNATIONAL GROWTH FUND, THE HARTFORD INTERNATIONAL SMALL COMPANY FUND, THE HARTFORD VALUE FUND, THE HARTFORD VALUE OPPORTUNITIES FUND

HIFSCO has agreed to implement permanent breakpoints to each fund's fee schedule to reduce management fees by 0.0025% at $5 billion and an additional 0.0025% at $10 billion.

THE HARTFORD SMALL COMPANY FUND, THE HARTFORD SMALLCAP GROWTH FUND, THE HARTFORD EQUITY GROWTH ALLOCATION FUND, THE HARTFORD GROWTH ALLOCATION FUND, THE HARTFORD BALANCED ALLOCATION FUND, THE HARTFORD CONSERVATIVE ALLOCATION FUND, THE HARTFORD INCOME ALLOCATION FUND

HIFSCO has agreed to implement permanent breakpoints to each fund's fee schedule to reduce management fees by 0.02% at $5 billion and an additional 0.01% at $10 billion.

THE HARTFORD EQUITY INCOME FUND

HIFSCO has eliminated its 0.05% contractual management fee waiver.

THE HARTFORD TAX-FREE NATIONAL FUND

HIFSCO has agreed to permanently reduce its contractual management fee by 0.05% at all breakpoints, resulting in a new fee schedule of:

First $500 million    0.500%
Next $4.5 billion     0.450%
Next $5 billion       0.430%
Over $10 billion      0.420%

THE HARTFORD VALUE OPPORTUNITIES FUND

In addition to the new breakpoints described above, HIFSCO has agreed to permanently reduce its contractual management fee by 0.10% at the first breakpoint and by 0.05% at the second breakpoint, resulting in a new fee schedule of:

First $100 million    0.800%
Next $150 million     0.750%
Next $4.75 billion    0.700%
Next $5 billion       0.6975
Over $10 billion      0.695%

In addition, HIFSCO has agreed to revise its contractual fee waiver by 0.05%. HIFSCO will reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses at 1.10% for Class I.

II. REVISION TO LIMITATION ON INVESTMENTS IN FOREIGN SECURITIES

THE HARTFORD GROWTH OPPORTUNITIES FUND

Effective October 1, 2008, the fund's investment limitation of investing no more than 20% of its assets in foreign securities will be revised to allow investments of up to 25% of assets in foreign securities.

THE HARTFORD VALUE OPPORTUNITIES FUND

Effective October 1, 2008, the fund's investment limitation of investing no more than 20% of its assets in foreign securities will be revised to allow investments of up to 25% of assets in foreign securities.

III. PORTFOLIO MANAGER CHANGE

THE HARTFORD HIGH YIELD FUND

Effective October 1, 2008, Nasri Toutoungi will no longer serve as portfolio manager of the fund. The fund will continue to be managed by Mark Niland and James Serhant.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE

                                   SUPPLEMENT
                          DATED AUGUST 29, 2008 TO THE
 CLASS R3, CLASS R4, CLASS R5 AND CLASS Y SHARES PROSPECTUS DATED MARCH 1, 2008
                FOR THE HARTFORD MUTUAL FUNDS (THE "PROSPECTUS")

The above referenced Prospectus is revised as follows:

I. MANAGEMENT FEE REDUCTIONS, FEE WAIVERS AND EXPENSE CAPS

At a meeting held on August 5-6, 2008, the Boards of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (the "Companies") approved the continuation of the investment management agreements between the Companies and Hartford Investment Financial Services, LLC ("HIFSCO"), the funds' investment manager, and the sub-advisory agreements between HIFSCO and the Companies' sub-advisers. In connection with this approval, HIFSCO agreed to: (i) permanently reduce the contractual management fee and add additional management fee breakpoints for certain funds; (ii) remove the voluntary management fee waiver for the Hartford Equity Income Fund; and (iii) revise the contractual fee waiver for certain funds. A summary of the changes scheduled to take effect on November 1, 2008 is presented below:

HIFSCO agreed to add additional management fee breakpoints at $5 billion and $10 billion to certain funds as follows:

THE HARTFORD ADVISERS FUND, THE HARTFORD CAPITAL APPRECIATION FUND, THE HARTFORD CAPITAL APPRECIATION II FUND, THE HARTFORD DISCIPLINED EQUITY FUND, THE HARTFORD DIVIDEND AND GROWTH FUND, THE HARTFORD EQUITY INCOME FUND, THE HARTFORD GLOBAL EQUITY FUND, THE HARTFORD GLOBAL GROWTH FUND, THE HARTFORD GLOBAL HEALTH FUND, THE HARTFORD GROWTH FUND, THE HARTFORD GROWTH OPPORTUNITIES FUND, THE HARTFORD INTERNATIONAL GROWTH FUND, THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND, THE HARTFORD STOCK FUND, THE HARTFORD VALUE FUND, THE HARTFORD VALUE OPPORTUNITIES FUND

HIFSCO has agreed to implement permanent breakpoints to each fund's fee schedule to reduce management fees by 0.0025% at $5 billion and an additional 0.0025% at $10 billion.

THE HARTFORD SMALL COMPANY FUND, THE HARTFORD SMALLCAP GROWTH FUND, THE HARTFORD EQUITY GROWTH ALLOCATION FUND, THE HARTFORD GROWTH ALLOCATION FUND, THE HARTFORD BALANCED ALLOCATION FUND, THE HARTFORD CONSERVATIVE ALLOCATION FUND, THE HARTFORD INCOME ALLOCATION FUND

HIFSCO has agreed to implement permanent breakpoints to each fund's fee schedule to reduce management fees by 0.02% at $5 billion and an additional 0.01% at $10 billion.

THE HARTFORD DISCIPLINED EQUITY FUND

In addition to the new breakpoints described above, HIFSCO has agreed to permanently reduce its contractual management fee by 0.05% at the first breakpoint and by 0.025% at all other breakpoints, resulting in a new fee schedule of:

First $500 million    0.750%
Next $500 million     0.675%
Next $4 billion       0.625%
Next $5 billion      0.6225%
Over $10 billion     0.6200%

In addition, HIFSCO has agreed to revise its contractual fee waiver by 0.05%. HIFSCO will reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses at 1.60% for Class R3, 1.30% for Class R4, 1.00% for Class R5 and 0.95% for Class Y.

THE HARTFORD EQUITY INCOME FUND

HIFSCO has eliminated its 0.05% contractual management fee waiver.

THE HARTFORD VALUE OPPORTUNITIES FUND

In addition to the new breakpoints described above, HIFSCO has agreed to permanently reduce its contractual management fee by 0.10% at the first breakpoint and by 0.05% at the second breakpoint, resulting in a new fee schedule of:

First $100 million    0.800%
Next $150 million     0.750%
Next $4.75 billion    0.700%
Next $5 billion      0.6975%
Next $10 billion      0.695%

In addition, HIFSCO has agreed to revise its contractual fee waiver by 0.05%. HIFSCO will reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses at 1.60% for Class R3, 1.30% for Class R4, 1.00% for Class R5 and 1.00% for Class Y.

II. REVISION TO LIMITATION ON INVESTMENTS IN FOREIGN SECURITIES

THE HARTFORD GROWTH OPPORTUNITIES FUND

Effective October 1, 2008, the fund's investment limitation of investing no more than 20% of its assets in foreign securities will be revised to allow investments of up to 25% of assets in foreign securities.

THE HARTFORD VALUE OPPORTUNITIES FUND

Effective October 1, 2008, the fund's investment limitation of investing no more than 20% of its assets in foreign securities will be revised to allow investments of up to 25% of assets in foreign securities.

III. PORTFOLIO MANAGER CHANGE

THE HARTFORD HIGH YIELD FUND

Effective October 1, 2008, Nasri Toutoungi will no longer serve as portfolio manager of the fund. The fund will continue to be managed by Mark Niland and James Serhant.

IV. REVISION TO PRINCIPAL INVESTMENT STRATEGY

THE HARTFORD MONEY MARKET FUND

Effective immediately, under the sub-heading entitled "Principal Investment Strategy" the following disclosure is added at the end of the first paragraph:

The fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will not acquire any security with a remaining maturity of more than 397 days

  THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE

                                   SUPPLEMENT
                          DATED AUGUST 29, 2008 TO THE
                  CLASS Y SHARES PROSPECTUS DATED MARCH 1, 2008
                FOR THE HARTFORD MUTUAL FUNDS (THE "PROSPECTUS")

The above referenced Prospectus is revised as follows:

I. MANAGEMENT FEE REDUCTIONS, FEE WAIVERS AND EXPENSE CAPS

At a meeting held on August 5-6, 2008, the Boards of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (the "Companies") approved the continuation of the investment management agreements between the Companies and Hartford Investment Financial Services, LLC ("HIFSCO"), the funds' investment manager, and the sub-advisory agreements between HIFSCO and the Companies' sub-advisers. In connection with this approval, HIFSCO agreed to: (i) permanently reduce the contractual management fee and add additional management fee breakpoints for certain funds; (ii) remove the voluntary management fee waiver for the Hartford Equity Income Fund; and (iii) revise the contractual fee waiver for certain funds. A summary of the changes scheduled to take effect on November 1, 2008 is presented below:

HIFSCO agreed to add additional management fee breakpoints at $5 billion and $10 billion to certain funds as follows:

THE HARTFORD ADVISERS FUND, THE HARTFORD BALANCED INCOME FUND, THE HARTFORD CAPITAL APPRECIATION FUND, THE HARTFORD CAPITAL APPRECIATION II FUND, THE HARTFORD DISCIPLINED EQUITY FUND, THE HARTFORD DIVIDEND AND GROWTH FUND, THE HARTFORD EQUITY INCOME FUND, THE HARTFORD FUNDAMENTAL GROWTH FUND, THE HARTFORD GLOBAL COMMUNICATIONS FUND, THE HARTFORD GLOBAL EQUITY FUND, THE HARTFORD GLOBAL FINANCIAL SERVICES FUND, THE HARTFORD GLOBAL GROWTH FUND, THE HARTFORD GLOBAL HEALTH FUND, THE HARTFORD GLOBAL TECHNOLOGY FUND, THE HARTFORD GROWTH FUND, THE HARTFORD GROWTH OPPORTUNITIES FUND, THE HARTFORD INTERNATIONAL GROWTH FUND, THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND, THE HARTFORD INTERNATIONAL SMALL COMPANY FUND, THE HARTFORD MIDCAP FUND, THE HARTFORD MIDCAP VALUE FUND, THE HARTFORD SELECT SMALLCAP VALUE FUND, THE HARTFORD STOCK FUND, THE HARTFORD VALUE FUND, THE HARTFORD VALUE OPPORTUNITIES FUND

HIFSCO has agreed to implement permanent breakpoints to each fund's fee schedule to reduce management fees by 0.0025% at $5 billion and an additional 0.0025% at $10 billion.

THE HARTFORD SMALL COMPANY FUND, THE HARTFORD SMALLCAP GROWTH FUND, THE HARTFORD LARGECAP GROWTH FUND, THE HARTFORD MIDCAP GROWTH FUND, THE HARTFORD SELECT MIDCAP VALUE FUND

HIFSCO has agreed to implement permanent breakpoints to each fund's fee schedule to reduce management fees by 0.02% at $5 billion and an additional 0.01% at $10 billion.

THE HARTFORD DISCIPLINED EQUITY FUND

In addition to the new breakpoints described above, HIFSCO has agreed to permanently reduce its contractual management fee by 0.05% at the first breakpoint and by 0.025% at all other breakpoints, resulting in a new fee schedule of:

First $500 million    0.750%
Next $500 million     0.675%
Next $4 billion       0.625%

Next $5 billion      0.6225%
Over $10 billion     0.6200%

In addition, HIFSCO has agreed to revise its contractual fee waiver by 0.05%. HIFSCO will reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses at 0.95% for Class Y.

THE HARTFORD EQUITY INCOME FUND

HIFSCO has eliminated its 0.05% contractual management fee waiver.

THE HARTFORD MIDCAP VALUE FUND

In addition to the new breakpoints described above, HIFSCO has agreed to permanently reduce its contractual management fee by 0.05% at the first breakpoint and by 0.025% at all other breakpoints, resulting in a new fee schedule of:

First $500 million    0.800%
Next $500 million     0.725%
Next $4 billion       0.675%
Next $5 billion      0.6725%
Over $ 10 billion    0.6700%

In addition, HIFSCO has agreed to revise its contractual fee waiver by 0.05%. HIFSCO will reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses at 0.95% for Class Y.

THE HARTFORD SHORT DURATION FUND

HIFSCO has agreed to permanently reduce its contractual management fee by 0.05% at all breakpoints, resulting in a new fee schedule of:

First $500 million    0.450%
Next $4.5 billion     0.400%
Next $5 billion       0.380%
Over $10 billion      0.370%

THE HARTFORD TAX-FREE CALIFORNIA FUND

HIFSCO has agreed to permanently reduce its contractual management fee by 0.05% at all breakpoints, resulting in a new fee schedule of:

First $500 million    0.500%
Next $4.5 billion     0.450%
Next $5 billion       0.430%
Over $10 billion      0.420%

THE HARTFORD TAX-FREE MINNESOTA FUND

HIFSCO has agreed to permanently reduce its contractual management fee by 0.05% at all breakpoints, resulting in a new fee schedule of:

First $500 million    0.500%
Next $4.5 billion     0.450%
Next $5 billion       0.430%
Over $10 billion      0.420%

THE HARTFORD TAX-FREE NATIONAL FUND

HIFSCO has agreed to permanently reduce its contractual management fee by 0.05% at all breakpoints, resulting in a new fee schedule of:

First $500 million    0.500%
Next $4.5 billion     0.450%
Next $5 billion       0.430%
Over $10 billion      0.420%

THE HARTFORD TAX-FREE NEW YORK FUND

HIFSCO has agreed to permanently reduce its contractual management fee by 0.05% at all breakpoints, resulting in a new fee schedule of:

First $500 million    0.500%
Next $4.5 billion     0.450%
Next $5 billion       0.430%
Over $10 billion      0.420%

THE HARTFORD VALUE OPPORTUNITIES FUND

In addition to the new breakpoints described above, HIFSCO has agreed to permanently reduce its contractual management fee by 0.10% at the first breakpoint and by 0.05% at the second breakpoint, resulting in a new fee schedule of:

First $100 million    0.800%
Next $150 million     0.750%
Next $4.75 billion    0.700%
Next $5 billion      0.6975%
Over $10 billion      0.695%

In addition, HIFSCO has agreed to revise its contractual fee waiver by 0.05%. HIFSCO will reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses at 1.00% for Class Y.

II. REVISION TO LIMITATION ON INVESTMENTS IN FOREIGN SECURITIES

THE HARTFORD GROWTH OPPORTUNITIES FUND

Effective October 1, 2008, the fund's investment limitation of investing no more than 20% of its assets in foreign securities will be revised to allow investments of up to 25% of assets in foreign securities.

THE HARTFORD VALUE OPPORTUNITIES FUND

Effective October 1, 2008, the fund's investment limitation of investing no more than 20% of its assets in foreign securities will be revised to allow investments of up to 25% of assets in foreign securities.

III. PORTFOLIO MANAGER CHANGE

THE HARTFORD HIGH YIELD FUND

Effective October 1, 2008, Nasri Toutoungi will no longer serve as portfolio manager of the fund. The fund will continue to be managed by Mark Niland and James Serhant.

IV. REVISION TO PRINCIPAL INVESTMENT STRATEGY

THE HARTFORD MONEY MARKET FUND

Effective immediately, under the sub-heading entitled "Principal Investment Strategy" the following disclosure is added at the end of the first paragraph:

The fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will not acquire any security with a remaining maturity of more than 397 days

  THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE

                                   SUPPLEMENT
                          DATED AUGUST 29, 2008 TO THE
    COMBINED STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED MARCH 1, 2008
                          FOR THE HARTFORD MUTUAL FUNDS

The above referenced SAI is revised as follows:

I. MANAGEMENT FEE REDUCTIONS, FEE WAIVERS AND EXPENSE CAPS

At a meeting held on August 5-6, 2008, the Boards of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (the "Companies") approved the continuation of the investment management agreements between the Companies and Hartford Investment Financial Services, LLC ("HIFSCO"), the funds' investment manager, and the sub-advisory agreements between HIFSCO and the Companies' sub-advisers. In connection with this approval, HIFSCO agreed to: (i) permanently reduce the contractual management fee and add additional management fee breakpoints for certain funds; (ii) remove the voluntary management fee waiver for the Hartford Equity Income Fund; and (iii) revise the contractual fee waiver for certain funds. A summary of the changes scheduled to take effect on November 1, 2008 is presented below:

HIFSCO agreed to add additional management fee breakpoints at $5 billion and $10 billion to certain funds as follows:

THE HARTFORD ADVISERS FUND, THE HARTFORD BALANCED INCOME FUND, THE HARTFORD CAPITAL APPRECIATION FUND, THE HARTFORD CAPITAL APPRECIATION II FUND, THE HARTFORD DISCIPLINED EQUITY FUND, THE HARTFORD DIVIDEND AND GROWTH FUND, THE HARTFORD EQUITY INCOME FUND, THE HARTFORD FUNDAMENTAL GROWTH FUND, THE HARTFORD GLOBAL COMMUNICATIONS FUND, THE HARTFORD GLOBAL EQUITY FUND, THE HARTFORD GLOBAL FINANCIAL SERVICES FUND, THE HARTFORD GLOBAL GROWTH FUND, THE HARTFORD GLOBAL HEALTH FUND, THE HARTFORD GLOBAL TECHNOLOGY FUND, THE HARTFORD GROWTH FUND, THE HARTFORD GROWTH OPPORTUNITIES FUND, THE HARTFORD INTERNATIONAL GROWTH FUND, THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND, THE HARTFORD INTERNATIONAL SMALL COMPANY FUND, THE HARTFORD MIDCAP FUND, THE HARTFORD MIDCAP VALUE FUND, THE HARTFORD SELECT SMALLCAP VALUE FUND, THE HARTFORD STOCK FUND, THE HARTFORD VALUE FUND, THE HARTFORD VALUE OPPORTUNITIES FUND

HIFSCO has agreed to implement permanent breakpoints to each fund's fee schedule to reduce management fees by 0.0025% at $5 billion and an additional 0.0025% at $10 billion.

THE HARTFORD LARGECAP GROWTH FUND, THE HARTFORD MIDCAP GROWTH FUND, THE HARTFORD SELECT MIDCAP VALUE FUND, THE HARTFORD SMALL COMPANY FUND, THE HARTFORD SMALLCAP GROWTH FUND, THE HARTFORD EQUITY GROWTH ALLOCATION FUND, THE HARTFORD GROWTH ALLOCATION FUND, THE HARTFORD BALANCED ALLOCATION FUND, THE HARTFORD CONSERVATIVE ALLOCATION FUND, THE HARTFORD INCOME ALLOCATION FUND

HIFSCO has agreed to implement permanent breakpoints to each fund's fee schedule to reduce management fees by 0.02% at $5 billion and an additional 0.01% at $10 billion.

THE HARTFORD DISCIPLINED EQUITY FUND

In addition to the new breakpoints described above, HIFSCO has agreed to permanently reduce its contractual management fee by 0.05% at the first breakpoint and by 0.025% at all other breakpoints, resulting in a new fee schedule of:

First $500 million    0.750%
Next $500 million     0.675%
Next $4 billion       0.625%
Next $5 billion      0.6225%
Over $10 billion     0.6200%

In addition, HIFSCO has agreed to revise its contractual fee waiver by 0.05%. HIFSCO will reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses at 1.35% for Class A, 2.10% for Class B, 2.10% for Class C, 1.60% for Class R3, 1.30% for Class R4, 1.00% for Class R5 and 0.95% for Class Y.

THE HARTFORD EQUITY INCOME FUND

HIFSCO has eliminated its 0.05% contractual management fee waiver.

THE HARTFORD MIDCAP VALUE FUND

In addition to the new breakpoints described above, HIFSCO has agreed to permanently reduce its contractual management fee by 0.05% at the first breakpoint and by 0.025% at all other breakpoints, resulting in a new fee schedule of:

First $500 million    0.800%
Next $500 million     0.725%
Next $4 billion       0.675%
Next $5 billion      0.6725%
Over $10 billion     0.6700%

In addition, HIFSCO has agreed to revise its contractual fee waiver by 0.05%. HIFSCO will reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses at 1.35% for Class A, 2.10% for Class B, 2.10% for Class C, and 0.95% for Class Y.

THE HARTFORD SHORT DURATION FUND

HIFSCO has agreed to permanently reduce its contractual management fee by 0.05% at all breakpoints, resulting in a new fee schedule of:

First $500 million    0.450%
Next $4.5 billion     0.400%
Next $5 billion       0.380%
Over $10 billion      0.370%

THE HARTFORD TAX-FREE CALIFORNIA FUND

HIFSCO has agreed to permanently reduce its contractual management fee by 0.05% at all breakpoints, resulting in a new fee schedule of:

First $500 million    0.500%
Next $4.5 billion     0.450%
Next $5 billion       0.430%
Over $10 billion      0.420%

THE HARTFORD TAX-FREE MINNESOTA FUND

HIFSCO has agreed to permanently reduce its contractual management fee by 0.05% at all breakpoints, resulting in a new fee schedule of:

First $500 million    0.500%
Next $4.5 billion     0.450%
Next $5 billion       0.430%
Over $10 billion      0.420%

THE HARTFORD TAX-FREE NATIONAL FUND

HIFSCO has agreed to permanently reduce its contractual management fee by 0.05% at all breakpoints, resulting in a new fee schedule of:

First $500 million    0.500%
Next $4.5 billion     0.450%
Next $5 billion       0.430%
Over $10 billion      0.420%

THE HARTFORD TAX-FREE NEW YORK FUND

HIFSCO has agreed to permanently reduce its contractual management fee by 0.05% at all breakpoints, resulting in a new fee schedule of:

First $500 million    0.500%
Next $4.5 billion     0.450%
Next $5 billion       0.430%
Over $10 billion      0.420%

THE HARTFORD VALUE OPPORTUNITIES FUND

In addition to the new breakpoints described above, HIFSCO has agreed to permanently reduce its contractual management fee by 0.10% at the first breakpoint and by 0.05% at the second breakpoint, resulting in a new fee schedule of:

First $100 million    0.800%
Next $150 million     0.750%
Next $4.75 billion    0.700%
Next $5 billion      0.6975%
Over $10 billion      0.695%

In addition, HIFSCO has agreed to revise its contractual fee waiver by 0.05%. HIFSCO will reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses at 1.35% for Class A, 2.10% for Class B, 2.10% for Class C, 1.10% for Class I, 1.40% for Class L, 1.60% for Class R3, 1.30% for Class R4, 1.00% for Class R5 and 1.00% for
Class Y.

II. REVISION TO LIMITATION ON INVESTMENTS IN FOREIGN SECURITIES

THE HARTFORD GROWTH OPPORTUNITIES FUND

Effective October 1, 2008, the fund's investment limitation of investing no more than 20% of its assets in foreign securities will be revised to allow investments of up to 25% of assets in foreign securities.

THE HARTFORD VALUE OPPORTUNITIES FUND

Effective October 1, 2008, the fund's investment limitation of investing no more than 20% of its assets in foreign securities will be revised to allow investments of up to 25% of assets in foreign securities.

III. PORTFOLIO MANAGER CHANGE

THE HARTFORD HIGH YIELD FUND

Effective October 1, 2008, Nasri Toutoungi will no longer serve as portfolio manager of the fund. The fund will continue to be managed by Mark Niland and James Serhant.

IV. REVISION TO DETERMINATION OF NET ASSET VALUE

Effective immediately, under the heading "Determination of Net Asset Value" the following disclosure is added at the end of the fourth paragraph:

     In connection with its use of the amortized cost method, Money Market Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will not acquire any security with a remaining maturity of more than 397 days

      THIS SUPPLMENT SHOULD BE RETAINED WITH YOUR SAI FOR FUTURE REFERENCE.

                                   SUPPLEMENT
                          DATED AUGUST 29, 2008 TO THE
                  CLASS L SHARES PROSPECTUS DATED MARCH 1, 2008
                FOR THE HARTFORD MUTUAL FUNDS (THE "PROSPECTUS")

The above referenced Prospectus is revised as follows:

I. MANAGEMENT FEE REDUCTIONS, FEE WAIVERS AND EXPENSE CAPS

At a meeting held on August 5-6, 2008, the Boards of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (the "Companies") approved the continuation of the investment management agreements between the Companies and Hartford Investment Financial Services, LLC ("HIFSCO"), the funds' investment manager, and the sub-advisory agreements between HIFSCO and the Companies' sub-advisers. In connection with this approval, HIFSCO agreed to: (i) permanently reduce the contractual management fee and add additional management fee breakpoints for certain funds; and (ii) revise the contractual fee waiver for certain funds. A summary of the changes scheduled to take effect on November 1, 2008 is presented below:

HIFSCO agreed to add additional management fee breakpoints at $5 billion and $10 billion to certain funds as follows:

THE HARTFORD GROWTH FUND, THE HARTFORD GROWTH OPPORTUNITIES FUND, THE HARTFORD VALUE OPPORTUNITIES FUND

HIFSCO has agreed to implement permanent breakpoints to each fund's fee schedule to reduce management fees by 0.0025% at $5 billion and an additional 0.0025% at $10 billion.

THE HARTFORD SMALLCAP GROWTH FUND,

HIFSCO has agreed to implement permanent breakpoints to each fund's fee schedule to reduce management fees by 0.02% at $5 billion and an additional 0.01% at $10 billion.

THE HARTFORD TAX-FREE MINNESOTA FUND

HIFSCO has agreed to permanently reduce its contractual management fee by 0.05% at all breakpoints, resulting in a new fee schedule of:

First $500 million   0.500%
Next $4.5 billion    0.450%
Next $5 billion      0.430%
Over $10 billion     0.420%

THE HARTFORD TAX-FREE NATIONAL FUND

HIFSCO has agreed to permanently reduce its contractual management fee by 0.05% at all breakpoints, resulting in a new fee schedule of:

First $500 million   0.500%
Next $4.5 billion    0.450%
Next $5 billion      0.430%
Over $10 billion     0.420%

THE HARTFORD VALUE OPPORTUNITIES FUND

In addition to the new breakpoints described above, HIFSCO has agreed to permanently reduce its contractual management fee by 0.10% at the first breakpoint and by 0.05% at the second breakpoint, resulting in a new fee schedule of:

First $100 million    0.800%
Next $150 million     0.750%
Next $4.75 billion    0.700%
Next $5 billion      0.6975%
Over $10 billion      0.695%

In addition, HIFSCO has agreed to revise its contractual fee waiver by 0.05%. HIFSCO will reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses at 1.40% for Class L.

II. REVISION TO LIMITATION ON INVESTMENTS IN FOREIGN SECURITIES

THE HARTFORD GROWTH OPPORTUNITIES FUND

Effective October 1, 2008, the fund's investment limitation of investing no more than 20% of its assets in foreign securities will be revised to allow investments of up to 25% of assets in foreign securities.

THE HARTFORD VALUE OPPORTUNITIES FUND

Effective October 1, 2008, the fund's investment limitation of investing no more than 20% of its assets in foreign securities will be revised to allow investments of up to 25% of assets in foreign securities.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE